Taxation - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Deferred assets, net	€ 152,507	€ 149,921	€ 123,024
Net deferred Liabilities	(633,984)	(556,813)	(463,827)
Assets.
Deferred tax assets and liabilities
Deferred assets, net	154,463	185,034	162,139
Net deferred Liabilities	75,873	74,284	100,595
Assets. | Provisions.
Deferred tax assets and liabilities
Deferred assets, net	8,387	3,942	6,228
Net deferred Liabilities	37,671	36,663	39,366
Assets. | Inventories
Deferred tax assets and liabilities
Deferred assets, net	47,908	59,129	51,838
Net deferred Liabilities	5,532	1,673	2,408
Assets. | Tax credit rights
Deferred tax assets and liabilities
Deferred assets, net	26,425	57,896	61,476
Assets. | Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	51,750	53,063	36,066
Net deferred Liabilities	2,160	12,024	24,734
Assets. | Other
Deferred tax assets and liabilities
Deferred assets, net	19,993	11,004	6,531
Net deferred Liabilities	30,510	23,924	34,087
Liabilities
Deferred tax assets and liabilities
Deferred assets, net	(1,956)	(35,113)	(39,115)
Net deferred Liabilities	(709,857)	(631,097)	(564,422)
Liabilities | Goodwill [member]
Deferred tax assets and liabilities
Deferred assets, net	(2,106)	(30,040)	(27,721)
Net deferred Liabilities	(272,596)	(215,907)	(194,964)
Liabilities | Fixed assets, amortisation and depreciation
Deferred tax assets and liabilities
Deferred assets, net	3,151	(3,011)	(2,821)
Net deferred Liabilities	(86,899)	(78,325)	(88,498)
Liabilities | Intangible assets
Deferred tax assets and liabilities
Deferred assets, net	(3,001)	(2,062)	(8,573)
Net deferred Liabilities	(288,819)	(270,145)	(214,993)
Liabilities | Debt cancellation costs
Deferred tax assets and liabilities
Net deferred Liabilities	€ (61,543)	€ (66,720)	€ (65,967)